Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Entity Information [Line Items]
Relating to utility property, net		$ 409,675	$ 341,473
Regulatory assets recoverable through future rates		108,823	123,669
Other		17,694	17,953
Total deferred tax liabilities		536,192	483,095
Investment tax credit		5	6
Regulatory liabilities including ARO		168,619	167,725
Deferred Tax Assets, Investment in Subsidiaries		2,501	0
Other		3,579	2,723
Total deferred tax assets		174,704	170,454
Deferred Income Tax Liabilities, Net	$ 368,960	361,488	312,641
Indianapolis Power And Light Company
Entity Information [Line Items]
Relating to utility property, net		409,675	341,473
Regulatory assets recoverable through future rates		108,823	123,669
Other		7,975	22,717
Total deferred tax liabilities		526,473	487,859
Investment tax credit		5	6
Regulatory liabilities including ARO		168,619	167,726
Deferred Tax Assets, Investment in Subsidiaries		2,483	0
Operating Loss Carryforwards		9,230	0
Other		3,579	15,020
Total deferred tax assets		183,916	182,752
Deferred Income Tax Liabilities, Net	$ 350,636	$ 342,557	$ 305,107